Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Sep. 28, 2012
ING SMID Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING SMID Cap Equity Fund (formerly, ING Index Plus MidCap Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 37) or the Statement of Additional Information (page 139).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment Prior to November 15, 2012
Shareholder Fees Caption [Text]	ingsf3_ShareholderFeesCaptionOne	Effective November 15, 2012
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

		During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Prior to November 15, 2012
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Prior to November 15, 2012
Expense Example With Redemption By Year Caption	ingsf3_ExpenseExampleWithRedemptionByYearCaption	Effective November 15, 2012
Expense Example No Redemption By Year Caption	ingsf3_ExpenseExampleNoRedemptionByYearCaptionOne	Effective November 15, 2012
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of of small- and mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser will generally consider small- to mid-capitalized companies to be companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500TM Index. As of June 29, 2012, the smallest company in the Russell 2500 Index had a market capitalization of $53.3 million and the largest company had a market capitalization of $7.3 billion.

The Fund may invest in derivative instruments, including, but not limited to, put and call options. The Fund typically uses derivatives to seek to reduce exposure to other risks, such as currency risk; to substitute for taking a position in the underlying assets; or to seek to enhance returns in the Fund. The Fund may also invest, to a limited extent, in foreign securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Fund, the Sub-Adviser invests in stocks that it believes have a potential for long-term growth, as well as those that appear to be trading below their perceived value. The Sub-Adviser uses fundamental research capabilities, as well as, proprietary quantitative computer models to evaluate financial and fundamental characteristics (for example, changes in earnings, return on equity, and price to equity multiples) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price and considers the potential of each company to create or take advantage of unique product opportunities, along with its potential to achieve long-term sustainable growth and the quality of its management.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments   Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments.

Investment Model   The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company   Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company    Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

		Because Class W shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class W shares is provided below.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 19.11% and Worst quarter: 4th, 2008, (24.81)% The Fund's Class A shares' year-to-date total return as of June 30, 2012: 7.64%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING SMID Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum sales charge (load) as a % of offering price	ingsf3_MaximumSalesChargeLoadOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	ingsf3_MaximumDeferredSalesCharge	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.99%	[2]
1 Yr	rr_ExpenseExampleYear01	398
3 Yrs	rr_ExpenseExampleYear03	645
5 Yrs	rr_ExpenseExampleYear05	912
10 Yrs	rr_ExpenseExampleYear10	1,672
1 Yr	rr_ExpenseExampleNoRedemptionYear01	398
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	645
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	912
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,672
1 Yr	ingsf3_OneYearWithRedemption	670
3 Yrs	ingsf3_ThreeYearWithRedemption	910
5 Yrs	ingsf3_FiveYearsWithRedemption	1,169
10 Yrs	ingsf3_TenYearWithRedemption	1,909
1 Yr	ingsf3_OneYearsNoRedemption	670
3 Yrs	ingsf3_ThreeYearsNoRedemption	910
5 Yrs	ingsf3_FiveYearsNoRedemption	1,169
10 Yrs	ingsf3_TenYearsNoRedemption	1,909
2002	rr_AnnualReturn2002	(12.63%)
2003	rr_AnnualReturn2003	31.58%
2004	rr_AnnualReturn2004	16.09%
2005	rr_AnnualReturn2005	10.67%
2006	rr_AnnualReturn2006	8.84%
2007	rr_AnnualReturn2007	4.89%
2008	rr_AnnualReturn2008	(37.88%)
2009	rr_AnnualReturn2009	31.10%
2010	rr_AnnualReturn2010	21.28%
2011	rr_AnnualReturn2011	(1.67%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.81%)
1 Yr	rr_AverageAnnualReturnYear01	(4.63%)
5 Yrs	rr_AverageAnnualReturnYear05	(0.24%)
10 Yrs	rr_AverageAnnualReturnYear10	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 1998
ING SMID Cap Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) as a % of offering price	ingsf3_MaximumSalesChargeLoadOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	ingsf3_MaximumDeferredSalesCharge	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.74%	[2]
1 Yr	rr_ExpenseExampleYear01	677
3 Yrs	rr_ExpenseExampleYear03	888
5 Yrs	rr_ExpenseExampleYear05	1,224
10 Yrs	rr_ExpenseExampleYear10	2,043
1 Yr	rr_ExpenseExampleNoRedemptionYear01	177
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	588
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,024
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,043
1 Yr	ingsf3_OneYearWithRedemption	677
3 Yrs	ingsf3_ThreeYearWithRedemption	888
5 Yrs	ingsf3_FiveYearsWithRedemption	1,224
10 Yrs	ingsf3_TenYearWithRedemption	2,043
1 Yr	ingsf3_OneYearsNoRedemption	177
3 Yrs	ingsf3_ThreeYearsNoRedemption	588
5 Yrs	ingsf3_FiveYearsNoRedemption	1,024
10 Yrs	ingsf3_TenYearsNoRedemption	2,043
1 Yr	rr_AverageAnnualReturnYear01	(7.22%)
5 Yrs	rr_AverageAnnualReturnYear05	(0.72%)
10 Yrs	rr_AverageAnnualReturnYear10	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
ING SMID Cap Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Maximum sales charge (load) as a % of offering price	ingsf3_MaximumSalesChargeLoadOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	ingsf3_MaximumDeferredSalesCharge	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.49%	[2]
1 Yr	rr_ExpenseExampleYear01	227
3 Yrs	rr_ExpenseExampleYear03	511
5 Yrs	rr_ExpenseExampleYear05	895
10 Yrs	rr_ExpenseExampleYear10	1,971
1 Yr	rr_ExpenseExampleNoRedemptionYear01	152
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	511
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	895
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,971
1 Yr	ingsf3_OneYearWithRedemption	252
3 Yrs	ingsf3_ThreeYearWithRedemption	511
5 Yrs	ingsf3_FiveYearsWithRedemption	895
10 Yrs	ingsf3_TenYearWithRedemption	1,971
1 Yr	ingsf3_OneYearsNoRedemption	152
3 Yrs	ingsf3_ThreeYearsNoRedemption	511
5 Yrs	ingsf3_FiveYearsNoRedemption	895
10 Yrs	ingsf3_TenYearsNoRedemption	1,971
1 Yr	rr_AverageAnnualReturnYear01	(2.90%)
5 Yrs	rr_AverageAnnualReturnYear05	(0.16%)
10 Yrs	rr_AverageAnnualReturnYear10	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
ING SMID Cap Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) as a % of offering price	ingsf3_MaximumSalesChargeLoadOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	ingsf3_MaximumDeferredSalesCharge	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.74%	[2]
1 Yr	rr_ExpenseExampleYear01	76
3 Yrs	rr_ExpenseExampleYear03	273
5 Yrs	rr_ExpenseExampleYear05	487
10 Yrs	rr_ExpenseExampleYear10	1,104
1 Yr	rr_ExpenseExampleNoRedemptionYear01	76
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	273
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	487
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,104
1 Yr	ingsf3_OneYearWithRedemption	76
3 Yrs	ingsf3_ThreeYearWithRedemption	273
5 Yrs	ingsf3_FiveYearsWithRedemption	487
10 Yrs	ingsf3_TenYearWithRedemption	1,104
1 Yr	ingsf3_OneYearsNoRedemption	76
3 Yrs	ingsf3_ThreeYearsNoRedemption	273
5 Yrs	ingsf3_FiveYearsNoRedemption	487
10 Yrs	ingsf3_TenYearsNoRedemption	1,104
1 Yr	rr_AverageAnnualReturnYear01	(1.34%)
5 Yrs	rr_AverageAnnualReturnYear05	0.64%
10 Yrs	rr_AverageAnnualReturnYear10	5.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 1998
ING SMID Cap Equity Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) as a % of offering price	ingsf3_MaximumSalesChargeLoadOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	ingsf3_MaximumDeferredSalesCharge	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.99%	[2]
1 Yr	rr_ExpenseExampleYear01	101
3 Yrs	rr_ExpenseExampleYear03	356
5 Yrs	rr_ExpenseExampleYear05	631
10 Yrs	rr_ExpenseExampleYear10	1,415
1 Yr	rr_ExpenseExampleNoRedemptionYear01	101
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	356
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	631
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,415
1 Yr	ingsf3_OneYearWithRedemption	101
3 Yrs	ingsf3_ThreeYearWithRedemption	356
5 Yrs	ingsf3_FiveYearsWithRedemption	631
10 Yrs	ingsf3_TenYearWithRedemption	1,415
1 Yr	ingsf3_OneYearsNoRedemption	101
3 Yrs	ingsf3_ThreeYearsNoRedemption	356
5 Yrs	ingsf3_FiveYearsNoRedemption	631
10 Yrs	ingsf3_TenYearsNoRedemption	1,415
1 Yr	rr_AverageAnnualReturnYear01	(1.65%)
5 Yrs	rr_AverageAnnualReturnYear05	0.36%
10 Yrs	rr_AverageAnnualReturnYear10	5.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2001
ING SMID Cap Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) as a % of offering price	ingsf3_MaximumSalesChargeLoadOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	ingsf3_MaximumDeferredSalesCharge	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.24%	[2]
1 Yr	rr_ExpenseExampleYear01	126
3 Yrs	rr_ExpenseExampleYear03	434
5 Yrs	rr_ExpenseExampleYear05	764
10 Yrs	rr_ExpenseExampleYear10	1,697
1 Yr	rr_ExpenseExampleNoRedemptionYear01	126
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	434
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	764
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,697
1 Yr	ingsf3_OneYearWithRedemption	126
3 Yrs	ingsf3_ThreeYearWithRedemption	434
5 Yrs	ingsf3_FiveYearsWithRedemption	764
10 Yrs	ingsf3_TenYearWithRedemption	1,697
1 Yr	ingsf3_OneYearsNoRedemption	126
3 Yrs	ingsf3_ThreeYearsNoRedemption	434
5 Yrs	ingsf3_FiveYearsNoRedemption	764
10 Yrs	ingsf3_TenYearsNoRedemption	1,697
1 Yr	rr_AverageAnnualReturnYear01	(1.89%)
5 Yrs	rr_AverageAnnualReturnYear05	0.11%
since inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2003
ING SMID Cap Equity Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) as a % of offering price	ingsf3_MaximumSalesChargeLoadOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	ingsf3_MaximumDeferredSalesCharge	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.74%	[2]
1 Yr	rr_ExpenseExampleYear01	76
3 Yrs	rr_ExpenseExampleYear03	277
5 Yrs	rr_ExpenseExampleYear05	496
10 Yrs	rr_ExpenseExampleYear10	1,126
1 Yr	rr_ExpenseExampleNoRedemptionYear01	76
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	277
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	496
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,126
1 Yr	ingsf3_OneYearWithRedemption	76
3 Yrs	ingsf3_ThreeYearWithRedemption	277
5 Yrs	ingsf3_FiveYearsWithRedemption	496
10 Yrs	ingsf3_TenYearWithRedemption	1,126
1 Yr	ingsf3_OneYearsNoRedemption	76
3 Yrs	ingsf3_ThreeYearsNoRedemption	277
5 Yrs	ingsf3_FiveYearsNoRedemption	496
10 Yrs	ingsf3_TenYearsNoRedemption	1,126
ING SMID Cap Equity Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.68%)
5 Yrs	rr_AverageAnnualReturnYear05	(0.91%)
10 Yrs	rr_AverageAnnualReturnYear10	4.12%
ING SMID Cap Equity Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.95%)
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)
10 Yrs	rr_AverageAnnualReturnYear10	4.05%
ING SMID Cap Equity Fund | Russell 2500TM Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.51%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.24%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	6.57%	[4],[5]
ING SMID Cap Equity Fund | Russell 2500TM Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.51%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.24%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	6.57%	[4],[5]
ING SMID Cap Equity Fund | Russell 2500TM Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.51%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.24%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	6.57%	[4],[5]
ING SMID Cap Equity Fund | Russell 2500TM Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.51%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.24%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	6.57%	[4],[5]
ING SMID Cap Equity Fund | Russell 2500TM Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.51%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.24%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	6.57%	[4],[5]
ING SMID Cap Equity Fund | Russell 2500TM Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.51%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	1.24%	[4],[5]
since inception	rr_AverageAnnualReturnSinceInception	6.53%	[4],[5],[6]
ING SMID Cap Equity Fund | S&P MidCap 400 Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.73%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	3.32%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.04%	[4],[5]
ING SMID Cap Equity Fund | S&P MidCap 400 Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.73%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	3.32%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.04%	[4],[5]
ING SMID Cap Equity Fund | S&P MidCap 400 Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.73%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	3.32%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.04%	[4],[5]
ING SMID Cap Equity Fund | S&P MidCap 400 Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.73%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	3.32%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.04%	[4],[5]
ING SMID Cap Equity Fund | S&P MidCap 400 Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.73%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	3.32%	[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10	7.04%	[4],[5]
ING SMID Cap Equity Fund | S&P MidCap 400 Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.73%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05	3.32%	[4],[5]
since inception	rr_AverageAnnualReturnSinceInception	7.40%	[4],[5],[6]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Expense ratios have been adjusted to reflect current contractual rates.
[3]	The adviser is contractually obligated to limit expenses to 1.00%, 1.75%, 1.50%, 0.75%, 1.00%, 1.25%, and 0.75% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares respectively, through October 1, 2013. In addition, effective July 21, 2012 the adviser is obligated to further limit expenses to 0.99%, 1.74%, 1.49%, 0.74%, 0.99%, 1.24%, and 0.74% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares respectively, though October 1, 2013. These obligations will automatically renew for one-year terms unless they are terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and are subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.
[4]	The index returns do not reflect deductions for fees, expenses or taxes.
[5]	On July 21, 2012, the Fund changed its primary benchmark index from the S&P MidCap 400 Index to the Russell 2500TM Index because the Russell 2500TM Index is considered by the Adviser to be a more appropriate benchmark index reflecting the type of securities in which the Fund now invests.
[6]	Reflects index performance since the date closest to the Class' inception for which data is available.